5. Risk Management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	R$ 3,029,191	R$ 2,283,047	R$ 1,886,221	R$ 1,639,214
Restricted cash	31,900	18,822
Trade receivables	2,052,416	1,888,505
Water National Agency - ANA	49,136	70,487
Borrowings and financing	13,152,796	12,100,966	R$ 11,964,143
Services payable	454,022	408,275
Public-Private Partnership - PPP	6,803,620
Carrying amount
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	3,029,191	2,283,047
Restricted cash	31,900	18,822
Trade receivables	2,052,416	1,888,505
Water National Agency - ANA	49,136	70,487
Other receivables	180,681	169,715
Borrowings and financing	13,152,796	12,100,966
Accounts payables to suppliers and contractors	465,993	344,947
Services payable	454,022	408,275
Program contract commitments	373,009	239,500
Public-Private Partnership - PPP	3,413,124	3,071,416
Fair value
SummaryOfRiskManagementLineItems [Line Items]
Cash and cash equivalents	3,029,191	2,283,047
Restricted cash	31,900	18,822
Trade receivables	2,052,416	1,888,505
Water National Agency - ANA	49,136	70,487
Other receivables	180,681	169,715
Borrowings and financing	13,116,684	11,967,909
Accounts payables to suppliers and contractors	465,993	344,947
Services payable	454,022	408,275
Program contract commitments	373,009	239,500
Public-Private Partnership - PPP	R$ 3,413,124	R$ 3,071,416